Other assets - Schedule of other assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Long term prepaid lease payments	$ 1,853	$ 1,779
Other long term receivable	619	0
Intangible assets	2,916	938
Deferred financing costs	1,178	707
Deferred lease inducement assets	641	784	$ 927
Loan to DNSS	689	969
Contract costs	2,308	422
Total other assets, noncurrent	$ 10,204	$ 5,599